Fair Value Measurements (Tables)	12 Months Ended
Sep. 30, 2018
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents, on a gross basis, our financial assets and liabilities including both current and noncurrent portions, that are measured at fair value on a recurring basis within the fair value hierarchy as described in Note 2, as of September 30, 2018 and 2017:

	Asset (Liability)
	Level 1	Level 2	Level 3	Total
September 30, 2018:
Derivative instruments:
Assets:
Commodity contracts	$93.5	$117.5	$—	$211.0
Foreign currency contracts	$—	$20.6	$—	$20.6
Cross-currency contracts	$—	$0.9	$—	$0.9
Liabilities:
Commodity contracts	$(33.6)	$(9.8)	$—	$(43.4)
Foreign currency contracts	$—	$(14.4)	$—	$(14.4)
Interest rate contracts	$—	$(1.0)	$—	$(1.0)

Non-qualified supplemental postretirement grantor trust investments (a)	$40.8	$—	$—	$40.8

September 30, 2017
Derivative instruments:
Assets:
Commodity contracts	$27.2	$76.9	$—	$104.1
Foreign currency contracts	$—	$12.2	$—	$12.2
Liabilities:
Commodity contracts	$(27.7)	$(11.4)	$—	$(39.1)
Foreign currency contracts	$—	$(38.2)	$—	$(38.2)
Interest rate contracts	$—	$(2.3)	$—	$(2.3)
Cross-currency contracts	$—	$(2.9)	$—	$(2.9)

Non-qualified supplemental postretirement grantor trust investments (a)	$35.6	$—	$—	$35.6

(a)	Consists primarily of mutual fund investments held in grantor trusts associated with non-qualified supplemental retirement plans (see Note 7).

Schedule of Carrying Amount and Estimated Fair Value of Long-term Debt
The carrying amount and estimated fair value of our long-term debt (including current maturities but excluding unamortized debt issuance costs) at September 30, 2018 and 2017 were as follows:

	2018	2017
Carrying amount	$4,199.4	$4,211.9
Estimated fair value	$4,150.3	$4,346.8